Intangible Assets, Net - Schedule of Intangible Assets (Detail) - MXN ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Wells unassigned to a reserve:
Balance at the beginning of the period	$ 17,088,277
Balance at the end of the period	14,429,547
Wells unassigned to a reserve:
Wells unassigned to a reserve:
Balance at the beginning of the period	15,573,570	$ 18,940,360
Additions to construction in progress	613,883	8,992,819
Transfers against expenses	0	(2,511,701)
Transfers against fixed assets	(3,314,035)	(2,151,210)
Balance at the end of the period	$ 12,873,418	$ 23,270,268